Debt (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended
	Jun. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2014	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 01, 2013	Dec. 24, 2013	Sep. 29, 2011	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				8.50%
Proceeds from Issuance of Long-term Debt, Total		$ 0	$ 13,000,000	$ 13,000,000	$ 0
Debt Instrument, Description				Company is required to prepay the outstanding amount of the New Loan from excess cash flow (Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2014 in arrears in an amount equal to twenty percent (20%) of such Cash Flow Recapture.
Subordinated Borrowing, Interest Rate				6.44%
Debt Instrument, Unamortized Discount				381,000
Exercise Price of Common Stock	$ 5.00
Business Acquisition, Description of Acquired Entity				stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the QVC Earn-Out). The current term of the QVC Agreement, as amended, runs through September 30, 2020.
Interest Expense, Debt		597,000	738,000	882,000	1,148,000
Liabilities, Current		8,091,000		2,411,000	3,136,000
Floor Price Per Share for Conversion of Debt				$ 7.00
Long-term Debt, Total		41,152,000		24,726,000	30,396,000
Debt Instrument, Maturity Date, Description				(i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50 .
Debt Instrument, Interest Rate, Stated Percentage				0.25%
Acceleration Of Loan Discount				781,000
Other Long-term Debt				57,000	45,000
Gains (Losses) on Extinguishment of Debt		0	(1,351,000)	(1,351,000)	422,000
Debt Related Commitment Fees and Debt Issuance Costs				189,000
Restructure Of Seller Note				337,000	0
Other Notes Payable, Noncurrent				5,045,000	6,306,000
Gain On Reduction Of Contingent Obligations		600,000
Prepayment Fees Percentage				1.50%
Long-term Debt, Maturities, Repayment Terms				The principal amount of the Loan was payable quarterly as follows: 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date
Prime Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						3.50%
Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											5,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										7,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four								12,000,000
Minimum Fixed Charge Ratio, Start Range							1.10		1.10	1.20
Minimum Fixed Charge Ratio, End Range							1.00		1.00	1.00	1.00
IM Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.44%
Proceeds from Issuance of Long-term Debt, Total												13,000,000
Minimum Liquidity Covenants		3,000,000
Minimum Net Worth Required for Compliance		31,000,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries		1,300,000
Debt Instrument, Maturity Date, Description												5-year term loan
Other Notes Payable, Noncurrent		5,284,000		5,045,000
IM Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											5,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										7,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four								12,000,000
JR Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total						9,000,000
Minimum Liquidity Covenants		3,000,000
Minimum Net Worth Required for Compliance		31,000,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries		1,300,000
Debt Instrument, Maturity Date, Description						5-year term loan
Other Notes Payable, Noncurrent		4,318,000		0
JR Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											5,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										7,500,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four								12,000,000
IM Seller Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														7,377,000
Subordinated Borrowing, Interest Rate													6.44%	9.25%
Debt Instrument, Unamortized Discount													337,000	1,740,000
Unamortization of Debt Discount (Premium)		239,000	438,000
Initial Outstanding Value of Long-term Debt or Borrowing														5,637,000
Initial Prepaid Interest														123,000
Exercise Price of Common Stock													$ 4.50
Interest Expense, Debt		254,000	469,000
Debt Instrument, Interest Rate, Stated Percentage													0.25%	0.25%
Debt Instrument, Unamortized Discount (Premium), Net		5,284,000		5,045,000
Imputed Annual Interest Rate														9.00%
JR Seller Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate						7.33%
Debt Instrument, Face Amount						6,000,000
Debt Instrument, Unamortized Discount						1,835,000
Initial Outstanding Value of Long-term Debt or Borrowing						4,165,000
Interest Expense, Debt		153,000
Floor Price Per Share for Conversion of Debt						7.00
Debt Instrument, Unamortized Discount (Premium), Net		4,318,000
Imputed Annual Interest Rate						7.33%
QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments				2,800,000
Business Acquisition, Description of Acquired Entity		stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the QVC Earn-Out).
Ripka Earn-Out [Member]
Debt Instrument [Line Items]
Royalty Earn Out Value		5,000,000
Earn Out Payments		9,600,000		6,700,000
Royalty Revenue, Total		1,000,000
Floor Price Per Share for Conversion of Debt						7.00
Long-term Debt, Total		3,780,000
IM Brands, LLC [Member] | IM Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											6,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										9,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four								12,500,000
IM Brands, LLC [Member] | New Loan Amendment [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											6,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										9,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									11,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four								12,500,000
JR Licensing, LLC [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year One											3,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Two										4,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Three									5,000,000	4,000,000
Minimum Earnings before Interest, Taxes, Depreciation, and Amortization, Year Four									5,000,000
Seller Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														7,377,000
Subordinated Borrowing, Interest Rate														9.25%
Debt Instrument, Unamortized Discount														1,740,000
Unamortization of Debt Discount (Premium)				576,000	541,000
Initial Outstanding Value of Long-term Debt or Borrowing														5,637,000
Initial Prepaid Interest														123,000
Interest Expense, Debt				617,000	579,000
Debt Instrument, Interest Rate, Stated Percentage														0.25%
Imputed Annual Interest Rate														9.00%
Restructure Of Seller Note				337,000
Other Notes Payable, Noncurrent				5,045,000	6,306,000
Seller Note [Member] | Midmarket Capital Partners Llc [Member]
Debt Instrument [Line Items]
Long-term Debt, Total														13,500,000
IM Ready Made LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Description		IM Brands shall repay an amount equal to fifty percent (50%) of Cash Flow Recapture (as defined below) until such time as principal payments received by BHI for the IM Term Loan and the JR Term Loan (as defined below) are equal to or greater than $1 million in the aggregate (other than a result of scheduled payments), thereafter IM Brands will begin to repay twenty percent (20%)
Earn Out Payments				6,700,000	11,500,000
Repayment Of Contingent Obligation				315,000									315,000		315,000
Other Long-term Debt				500,000
IM Ready Made LLC [Member] | QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments		2,800,000
Earn-Out Obligation [Member]
Debt Instrument [Line Items]
Exercise Price of Common Stock		$ 4.50		$ 4.50
Royalty Earn Out Value		7,500,000		7,500,000
Earn Out Payments		3,000,000		3,600,000
Liabilities, Current				300,000	300,000
Long-term Debt, Total				3,600,000	8,700,000
Additional Contingent Obligation Amount		600,000
Gain On Reduction Of Contingent Obligations				5,100,000	6,300,000
QVC Inc [Member]
Debt Instrument [Line Items]
Earn Out Payments				2,800,000
Business Acquisitions, Net Royalty Income		2,500,000		2,500,000
Royalty Revenue, Total		$ 2,500,000		$ 2,500,000
Hapoalim B.M [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				4.44%